Goodwill - Key assumptions used to estimate the recoverable amounts (Details)	Dec. 31, 2024
Bell CTS
Disclosure of information for cash-generating units [line items]
Perpetuity growth rate	1.50%
Discount rate	7.00%
Bell Media Inc.
Disclosure of information for cash-generating units [line items]
Perpetuity growth rate	0.50%
Discount rate	10.50%